CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Common Stock [Member]	Series Seed 2 Stock [Member]	Series A-1 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Balance — December 6, 2021 (Inception) at Dec. 31, 2020	$ 996	$ 300	$ 24	$ 1,393,878	$ (1,185,941)	$ 209,257
Beginning balance, shares at Dec. 31, 2020	9,959,996	2,998,730	243,673
Issuance of Series A-1 Preferred Stock			$ 125	1,749,786		1,749,911
Issuance of Series A-1 Preferred Stock, shares			1,254,200
Stock-based Compensation				64,969		64,969
Net Loss					(879,815)	(879,815)
Balance — February 28, 2022 at Dec. 31, 2021	$ 996	$ 300	$ 150	3,208,632	(2,065,756)	1,144,322
Ending balance, shares at Dec. 31, 2021	9,959,996	2,998,730	1,497,873
Stock-based Compensation				127,261		127,261
Net Loss					(1,468,513)	(1,468,513)
Balance — February 28, 2022 at Dec. 31, 2022	$ 996	$ 300	$ 150	$ 3,335,893	$ (3,534,269)	$ (196,930)
Ending balance, shares at Dec. 31, 2022	9,959,996	2,998,730	1,497,873